OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Other accounts payables and accrued expenses consisted of the following at June 30, 2024 and December 31, 2023, respectively:

	June 30, 2024	December 31, 2023
	(Unaudited)
Employees and payroll accruals	$5,698	$5,703
Professional fees	698	578
Non recurring engineering	2,047	5,867
Government authorities	846	310
Other payables	1,843	1,588
Total	$11,132	$14,046